Deferred income (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Deferred Income [Abstract]
Disclosure of detailed information about current deferred income [text block]
	March 31, 202 2	March 31, 2021
Contract liabilities	3,590,018	2,307,214

	3,590,018	2,307,214